As Filed with the Securities and Exchange Commission on June 10, 2011
Registration No. 002-75661
File No. 811-3379

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 41	☑

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 41	☑
(Check Appropriate Box or Boxes)
PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
600 Montgomery Street, Suite 4100,
San Francisco, California 94111
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code (415) 398-8000
MICHAEL J. CUGGINO,
600 Montgomery Street, Suite 4100,
San Francisco, California 94111
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
☑	Immediately upon filing pursuant to paragraph (b)

☐	On ____________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On ____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On ____________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
INDEX TO EXHIBITS
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California, on the 10th day of June, 2011.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

By	/s/ MICHAEL J. CUGGINO Michael J. Cuggino, President,
Secretary and Director
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 41 has been signed below by the following persons in the capacities indicated on June 10, 2011.

/s/ JAMES H. ANDREWS James H. Andrews	Treasurer (principal financial and accounting officer)

* DAVID P. BERGLAND David P. Bergland	Director

* HUGH A. BUTLER Hugh A. Butler	Director

/s/ MICHAEL J. CUGGINO Michael J. Cuggino	President, Secretary and Director (principal executive officer)

* ROGER DOEBKE Roger Doebke	Director

*	Signed by Michael J. Cuggino, Attorney-in-fact, pursuant to Power of Attorney filed herewith.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
POWER OF ATTORNEY
KNOW BY ALL MEN BY THESE PRESENTS, that I, David P. Bergland, a director of Permanent Portfolio Family of Funds, Inc. (“Corporation”), do hereby nominate, constitute and appoint Michael J. Cuggino, my true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, to make, execute and sign for me, in my name and in my capacity as a director of the Corporation, any and all amendments to the Corporation’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares in each of the Corporation’s portfolios, any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorney full power and authority to do and perform each and every act and thing requisite or necessary to be done, and ratifying and confirming all that said attorney-in-fact, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, this instrument has been signed below by the undersigned in the capacity on this 1st day of May, 2003.

/s/ David P. Bergland
David P. Bergland
Director

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
POWER OF ATTORNEY
KNOW BY ALL MEN BY THESE PRESENTS, that I, Hugh A. Butler, a director of Permanent Portfolio Family of Funds, Inc. (“Corporation”), do hereby nominate, constitute and appoint Michael J. Cuggino, my true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, to make, execute and sign for me, in my name and in my capacity as a director of the Corporation, any and all amendments to the Corporation’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares in each of the Corporation’s portfolios, any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorney full power and authority to do and perform each and every act and thing requisite or necessary to be done, and ratifying and confirming all that said attorney-in-fact, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, this instrument has been signed below by the undersigned in the capacity on this 1st day of May, 2003.

/s/ Hugh A. Butler
Hugh A. Butler
Director

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
POWER OF ATTORNEY
KNOW BY ALL MEN BY THESE PRESENTS, that I, Roger Doebke, a director of Permanent Portfolio Family of Funds, Inc. (“Corporation”), do hereby nominate, constitute and appoint Michael J. Cuggino, my true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, to make, execute and sign for me, in my name and in my capacity as a director of the Corporation, any and all amendments to the Corporation’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares in each of the Corporation’s portfolios, any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorney full power and authority to do and perform each and every act and thing requisite or necessary to be done, and ratifying and confirming all that said attorney-in-fact, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, this instrument has been signed below by the undersigned in the capacity on this 11th day of December, 2004.

/s/ Roger Doebke
Roger Doebke
Director

INDEX TO EXHIBITS

Exhibit
Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase